Accounts Receivable, Net - Schedule of movement in the allowance for credit losses (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Allowance for Credit Loss [Abstract]
Beginning balance	¥ 109,315	$ 16,753	¥ 83,991	¥ 72,115
Adoption of ASC 326	9,053	1,387	0	0
Amounts charged to expenses	(2,973)	(456)	24,807	10,099
Amounts written off	(10,099)	(1,548)	(2)	(1)
Disposal of a subsidiary	(68)	(10)	0	0
Foreign Exchange effect	(5,208)	(797)	519	1,778
Ending balance	¥ 100,020	$ 15,329	¥ 109,315	¥ 83,991